Nature of Operations and Summary of Significant Accounting Policies - Schedule of Fair Value Assumptions of Share-Based Payments (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate		1.56%
Exercise Price		$ 0.18	$ 0.40
Expected life of grants		6 years 6 months 10 days
Expected volatility of underlying stock		32.34%
Dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.47%		1.56%	2.46%
Exercise Price	$ 2.22			$ 0.40
Expected life of grants	2 years 11 months 26 days		5 years	2 years 6 months
Expected volatility of underlying stock	32.39%		31.75%	26.90%
Maximum [Member]
Risk-free interest rate	1.46%		1.84%	2.59%
Exercise Price	$ 7.50			$ 0.44
Expected life of grants	6 years		6 years 6 months 10 days	6 years 6 months 3 days
Expected volatility of underlying stock	43.41%		32.89%	31.49%